CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,662,964)	$ (2,330,346)	$ (4,199,331)	$ (4,308,804)
Adjustments to reconcile net loss to net cash used in operating activities:
Lease right-of-use asset amortization	187,464	160,856	218,686	175,920
Depreciation	96,355	85,875	117,340	17,143
Amortization of debt discount		674,202	707,533	(22,533)
Gain on settlement of legal contingency	(438,649)	(40,838)
Gain on settlement payable	(8,131)
Loss on extinguishment of debt	6,743,015	62,934	56,948
Loan forgiveness	(124,143)
Loss on sale of asset			(40,838)
Impairment of fixed assets				1,478
Loss on inventory obsolescence			33,062
Non-cash interest charges				(81,806)
Non-cash loan commitment fee				9,250
Deemed dividend			663,501	388,932
Stock-based compensation	1,019,075	78,590	165,590	1,701,316
Changes in operating assets and liabilities:
Prepaid expenses	(36,263)	(14,499)	(5,233)	56,537
Inventory	(207,553)	(46,173)	(320,165)	(102,886)
Accounts receivable	(34,056)		(1,907)	883
Subscription liability	(40,000)	90,000	40,000
Lease liability	(197,008)	(164,310)	(223,290)
Other current assets	(9,004)	4,955	49,263	(127,051)
Accounts payable and accrued expenses	(167,424)	(174,174)	(60,658)	32,084
Net cash used in operating activities	(3,879,286)	(1,612,928)	(2,799,499)	(2,259,537)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(1,687,696)	(115,956)	(339,586)	(766,918)
Deposits on machinery and equipment	(181,200)			200,000
Net cash used in investing activities	(1,868,896)	(115,956)	(339,586)	(566,918)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and exercise of warrants			1,797,068	2,392,828
Proceeds from sale of common stock	5,054,662	684,167
Proceeds from warrants exercised for cash	123,500
Repayment of convertible notes payable and convertible notes payable related party	(35,000)	(348,000)	(348,000)	(104,704)
Proceeds from notes payable and notes payable related party	1,491,194	166,727	266,727	234,760
Proceeds from convertible notes payable and convertible notes payable related party	579,741	1,720,000	1,620,000	408,000
Repayment of notes payable and notes payable related party	(417,193)	(47,250)	(66,357)	(97,108)
Net cash provided by financing activities	6,796,904	2,175,644	3,269,438	2,833,776
NET INCREASE IN CASH	1,048,722	446,760	130,353	7,321
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	259,505	129,152	129,152	121,831
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,308,227	575,912	259,505	129,152
Supplemental cash flow information:
Cash paid for interest		34,747	35,723	31,237
Forgiveness of Paycheck Protection Program loan and accrued interest	124,143
Supplemental disclosure of non-cash investing and financing activities:
Return of loan commitment shares		(130,000)	(130,000)
Issuance of warrants for services	143,595
Common shares issued for loan commitment fees				137,900
Conversion of notes payable into common stock	1,487,386	150,000	150,000	531,101
Recording of debt discount on convertible notes		685,000	685,000
Conversion of convertible notes payable into common stock		961,373	1,182,979
Common shares issued to acquire interest in joint venture				502,500
Exchange of notes payable and related interest for common stock				$ 165,852
Conversion of note payable in exchange for cash	$ 300,000